LONG-TERM DEBT - Senior notes (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($)
Long-term debt
Senior notes redeemable period by issuer		5 years
Net proceeds from issuance of senior notes			$ 794,580
Senior Note 5.000% July 2022
Long-term debt
Principal amount		$ 800,000
Annual nominal interest rate (in percentage)		5.00%		5.00%
Effective interest rate (after discount or premium at issuance) (as a percent)		5.00%
Senior Note 5.375% June 2024
Long-term debt
Principal amount		$ 600,000
Annual nominal interest rate (in percentage)		5.375%		5.375%
Effective interest rate (after discount or premium at issuance) (as a percent)		5.375%
Senior Note 5.625% June 2025
Long-term debt
Principal amount				$ 400,000
Annual nominal interest rate (in percentage)		5.625%		5.625%
Effective interest rate (after discount or premium at issuance) (as a percent)		5.625%
Senior Note 5.750% January 2026
Long-term debt
Principal amount				$ 375,000
Annual nominal interest rate (in percentage)		5.75%		5.75%
Effective interest rate (after discount or premium at issuance) (as a percent)		5.75%
5.125% Senior Notes due 2027
Long-term debt
Principal amount		$ 600,000
Annual nominal interest rate (in percentage)		5.125%		5.125%
Effective interest rate (after discount or premium at issuance) (as a percent)		5.125%
Senior Note April 2017
Long-term debt
Net proceeds from issuance of senior notes	$ 794,500
Financing fees	$ 9,900